TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of expected credit losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Gross book value	$ 1,132,923	$ 1,185,792
Impairment loss Provision	$ (55,937)	$ (64,778)
Up to date
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	1.00%	1.00%
Gross book value	$ 961,546	$ 1,022,845
Impairment loss Provision	$ (12,550)	$ (12,672)
From 1 to 90 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	1.00%	3.00%
Gross book value	$ 122,350	$ 102,977
Impairment loss Provision	$ (1,438)	$ (2,989)
From 91 to 180 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	15.00%	25.00%
Gross book value	$ 6,510	$ 8,350
Impairment loss Provision	$ (978)	$ (2,048)
From 181 to 360 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	67.00%	44.00%
Gross book value	$ 4,960	$ 7,868
Impairment loss Provision	$ (3,325)	$ (3,491)
Over 360 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	100.00%	100.00%
Gross book value	$ 37,557	$ 43,752
Impairment loss Provision	$ (37,646)	$ (43,578)